Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups in the Income Statement and Balance Sheet

Discontinued operations on the condensed consolidated statements of operations for the three months ended September 30, 2014 is as follows (in thousands):

	Three Months Ended September 30, 2014
	U.S. Messaging & Other	Canadian Messaging	UK Carrier	Total
Revenue	$—	$—	$151	$151
Operating (loss) income	(593)	30	(41)	(604)
Other income	30	14	163	207
Pre-tax (loss) income	(563)	44	122	(397)
Net (loss) income from discontinued operations	$(940)	$44	$122	$(774)

Discontinued operations on the condensed consolidated statements of operations for the three months ended September 30, 2013 is as follows (in thousands):

	Three Months Ended September 30, 2013
	U.S. Carrier	U.S. Messaging & Other	Canadian Messaging & Gen5	UK Carrier	Total
Revenue	$634	$224	$929	$371	$2,158
Operating (loss) income	(539)	(140)	(122)	219	(582)
Net (loss) income from discontinued operations	$(539)	$(140)	$(122)	$219	$(582)

Discontinued operations on the condensed consolidated statements of operations for the nine months ended September 30, 2014 is as follows (in thousands):

	Nine Months Ended September 30, 2014
	U.S. Messaging & Other	Canadian Messaging	UK Carrier	Total
Revenue	$371	$451	$797	$1,619
Operating (loss) income	(365)	(84)	285	(164)
Other income (expense)	113	(85)	163	191
Pre-tax (loss) income	(252)	(169)	448	27
Net (loss) income from discontinued operations	$(629)	$(169)	$448	$(350)

Discontinued operations on the condensed consolidated statements of operations for the nine months ended September 30, 2013 is as follows (in thousands):

	Nine Months Ended September 30, 2013
	U.S. Carrier	U.S. Messaging & Other	Canadian Messaging & Gen5	UK Carrier	Total
Revenue	$28,759	$664	$3,079	$1,143	$33,645
Operating income (loss)	15,245	(493)	(414)	689	15,027
Other expense	—	—	—	(4)	(4)
Net income (loss) from discontinued operations	$15,245	$(493)	$(414)	$685	$15,023

Discontinued operations on the consolidated statement of operations for the year ended December 31, 2013 is as follows (in thousands):

	Year Ended December 31, 2013
	International Carrier	U.S. Carrier	U.S. Messaging	Canadian Messaging & Gen5	Total
Revenue	$—	$28,759	$922	$3,665	$33,346
Operating income (loss)	—	15,245	(511)	(444)	14,290
Loss on sale of Gen5	—	—	—	(470)	(470)
Other income	—	—	510	399	909
Pre-tax income (loss)	—	15,245	(1)	(515)	14,729
Provision for income taxes	692	—	—	—	692
Net income (loss) from discontinued operations	$(692)	$15,245	$(1)	$(515)	$14,037

Discontinued operations on the consolidated statement of operations for the year ended December 31, 2012 is as follows (in thousands):

	Year Ended December 31, 2012
	International Carrier	U.S. Carrier	U.S. Messaging	Canadian Messaging & Gen5	Total
Revenue	$1,493	$73,865	$4,255	$5,355	$84,968
Operating income (loss)	(4,786)	11,883	(3,698)	(1,289)	2,110
Loss on disposal of assets and liabilities	(876)	—	—	—	(876)
Loss on sale of subsidiary	(375)	—	—	—	(375)
Loss on realization of cumulative translation adjustment	(630)	—	—	—	(630)
Pre-tax income (loss)	(6,667)	11,883	(3,698)	(1,289)	229
Benefit for income taxes	(221)	—	—	—	(221)
Net income (loss) from discontinued operations	$(6,446)	$11,883	$(3,698)	$(1,289)	$450

As of December 31, 2013 and 2012, assets and liabilities related to our messaging business in the U.S. and Canada were classified as held for sale on our consolidated balance sheets and consisted of the following (in thousands):

	December 31, 2013	December 31, 2012
Assets:
Cash and cash equivalents	$450	$589
Accounts receivable, net of allowance for doubtful accounts of $49 and $158, respectively	928	2,249
Prepaid expenses and other current assets	20	193
Property and equipment, net	2	21
Intangible assets, net	199	641
Other assets	23	25

Total assets	$1,622	$3,718

Liabilities:
Accounts payable and accrued expenses	207	1,300
Accrued compensation	108	538
Deferred revenue	—	814
Other current liabilities	236	211

Total liabilities	$551	$2,863

As of December 31, 2012, assets and liabilities associated with discontinued operations of our U.S. carrier business have been included in the following line items on our consolidated balance sheet (in thousands):

December 31, 2012
Assets:
Accounts receivable, net of allowance for doubtful accounts	$9,698
Liabilities:
Accounts payable and accrued expenses	1,868
Accrued compensation	1,301
Deferred revenue	851